Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401
Phone: 202.261.3300
Fax: 202.261.3333
December 14, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 6 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)
Ladies and Gentlemen:
Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment (“PEA”) No. 6 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of furnishing the Trust’s audited financial statements for the fiscal year ended August 31, 2010, and to make other non-material changes.
I hereby certify that this PEA does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at (212) 641-5669 with any questions or comments.
Sincerely,

/s/ Jeremy Senderowicz
Jeremy Senderowicz